SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations
	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
Cost of Revenues:
Products	$305	$202	$97
Services	106	91	35
Research and Development expenses	921	601	313
Sales and Marketing expenses	497	470	141
General and Administration expenses	96	71	124
Total	$1,925	$1,435	$710

Status of the Company's Share Option Plans
	2 0 1 2		2 0 1 1		2 0 1 0
	Share	Weighted average exercise	Share	Weighted average exercise	Share	Weighted average exercise
	options	price	options	Price	options	price

Outstanding - beginning of year	1,575,814	4.84	1,631,072	2.96	1,827,862	1.99
Granted	452,494	7.98	444,237	8.81	490,500	5.66
Exercised	131,922	2.03	436,601	2.12	557,407	2.45
Cancelled	52,039	7.1	62,894	4.05	129,883	1.73
Outstanding - year end	1,844,347	5.75	1,575,814	4.84	1,631,072	2.96

Options exercisable at year-end	867,134	3.86	634,252	2.95	697,336	2.23

Information about Share Options Outstanding
Outstanding as of				Exercisable as of
December 31, 2012				December 31, 2012
prices Range of exercise	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
(US dollars)		(in years)	(US dollars)		(US dollars)

0.43-1.79	344,407	5.72	1.22	284,936	1.23
2.86-2.87	229,709	1.42	2.86	229,709	2.86
4.20-4.78	133,000	7.46	4.23	83,792	4.24
5.48-6.70	302,567	6.70	6.39	163,821	6.36
7.40-7.91	337,494	6.62	7.81	5,208	7.40
8.38-8.40	390,501	5.86	8.39	66,750	8.40
10.12-10.83	106,669	4.84	10.47	32,918	10.41
	1,844,347	5.74	5.75	867,134	3.86